Fair Value Measurements (Details) - Schedule of fair value hierarchy - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	$ 1,567
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Derivative warrant liabilities - private warrants	1,567
Fair Value, Recurring [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds	13,002	$ 7,205
Total assets	13,002	7,205
Total Liabilities	1,567
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds	13,002	7,205
Total assets	13,002	7,205
Total Liabilities
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds
Total assets
Total Liabilities
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Money market funds
Total assets
Total Liabilities	$ 1,567